Earnings per share - Profit attributable to ordinary shareholders (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Earnings per share [abstract]
Profit attributable to shareholders of the parent company	$ 7,949	$ 2,590	$ 2,639
Dividend payable on preference shares classified as equity	(7)	(45)	(45)
Coupon payable on capital securities classified as equity	(666)	(624)	(617)
Profit attributable to ordinary shareholders of the parent company	$ 7,276	$ 1,921	$ 1,977